PROPERTY, PLANT AND EQUIPMENT - Useful Lives (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT
Amount of property, plant and equipment pledged as collateral for loans and financing	R$ 0	R$ 0	R$ 90,463
Buildings | Minimum
PROPERTY, PLANT AND EQUIPMENT
Useful lives of property, plant, and equipment	10 years	10 years	10 years
Buildings | Maximum
PROPERTY, PLANT AND EQUIPMENT
Useful lives of property, plant, and equipment	33 years	33 years	33 years
Machines, equipment, and installations | Minimum
PROPERTY, PLANT AND EQUIPMENT
Useful lives of property, plant, and equipment	10 years	10 years	10 years
Machines, equipment, and installations | Maximum
PROPERTY, PLANT AND EQUIPMENT
Useful lives of property, plant, and equipment	20 years	20 years	20 years
Furniture and fixture | Minimum
PROPERTY, PLANT AND EQUIPMENT
Useful lives of property, plant, and equipment	5 years	5 years	5 years
Furniture and fixture | Maximum
PROPERTY, PLANT AND EQUIPMENT
Useful lives of property, plant, and equipment	10 years	10 years	10 years
Vehicles | Minimum
PROPERTY, PLANT AND EQUIPMENT
Useful lives of property, plant, and equipment	3 years	3 years	3 years
Vehicles | Maximum
PROPERTY, PLANT AND EQUIPMENT
Useful lives of property, plant, and equipment	5 years	5 years	5 years
Data electronic equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT
Useful lives of property, plant, and equipment	2 years 6 months	2 years 6 months	2 years 6 months
Data electronic equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT
Useful lives of property, plant, and equipment	6 years	6 years	6 years